Financial instruments, Mandatorily Redeemable Financial Liability (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Changes in Fair Value [Abstract]
Add: Expenses recognized in statement of income	€ 182.9	€ 177.2	€ 377.9
Level 3 [Member] | Redeemable Financial Liability [Member]
Changes in Fair Value [Abstract]
Balance at beginning of the period	201.0	239.3	356.8
Add: Expenses recognized in statement of income	182.9	177.2	377.9
Less: Settlements	(256.0)	(196.7)	(502.7)
Net foreign exchange differences	12.9	(18.8)	7.3
BALANCE AT END OF THE PERIOD	€ 140.8	€ 201.0	€ 239.3
1.0% Decrease in Discount Rate [Member]
Mandatorily Redeemable Financial Liability [Abstract]
Significant unobservable input, liabilities	0.01
Increase in redeemable financial liability	€ 0.7